CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]
Balance at Mar. 31, 2012		$ 6,268,000	$ 2,938,000	$ 92,139,000	$ (1,435,000)	$ (23,319,000)	$ 278,082,000
Net (Loss) Earnings	41,413,000						41,413,000
Cash dividends paid on preferred stock							(23,000)
Equity incentive program				72,000
Stock issued for bonus program				29,000
Treasury stock purchased					(29,769,000)
Stock conversion		(846,000)	17,000	829,000
Change in pension and post retirement benefits adjustment (net of tax)	(771,000)					771,000
Balance at Mar. 31, 2013		5,422,000	2,955,000	93,069,000	(31,204,000)	(22,548,000)	319,472,000
Net (Loss) Earnings	13,779,000						13,779,000
Cash dividends paid on preferred stock							(23,000)
Equity incentive program				100,000
Stock issued for bonus program				4,000
401 (k) match stock amount	2,000,000				1,984,000
Treasury stock purchased					(674,000)
Stock conversion		(90,000)	3,000	87,000
Change in pension and post retirement benefits adjustment (net of tax)	(11,296,000)					11,296,000
Balance at Mar. 31, 2014	393,632,000	5,332,000	2,958,000	93,260,000	(29,894,000)	(11,252,000)	333,228,000
Net (Loss) Earnings	9,899,000						9,899,000
Cash dividends paid on preferred stock	(23,000)						(23,000)
Equity incentive program				100,000
Stock issued for bonus program			1,000	56,000
401 (k) match stock amount	2,200,000				2,123,000
Treasury stock purchased					(33,506,000)
Stock conversion		(3,213,000)	51,000	3,162,000
Change in pension and post retirement benefits adjustment (net of tax)	20,552,000					(20,552,000)
Balance at Mar. 31, 2015	$ 351,730,000	$ 2,119,000	$ 3,010,000	$ 96,578,000	$ (61,277,000)	$ (31,804,000)	$ 343,104,000